Vanguard® Diversified Equity Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	11,783,498	874,100
Vanguard Growth and Income Fund Investor Shares	8,471,182	571,720
Vanguard Windsor Fund Investor Shares	22,371,328	560,849
Vanguard Windsor II Fund Investor Shares	9,094,225	422,791
Vanguard Explorer Fund Investor Shares	1,910,097	280,020
Vanguard Mid-Cap Growth Fund	3,813,407	142,088
Total Investments (100.0%) (Cost $1,494,043)		2,851,568
Other Assets and Liabilities—Net (0.0%)		669
Net Assets (100%)		2,852,237
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Explorer Fund	194,568	27,048	6,882	261	65,025	277	14,718	280,020
Vanguard Growth and Income Fund	383,146	77,499	7,856	458	118,473	6,136	22,749	571,720
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	—
Vanguard Mid-Cap Growth Fund	97,287	19,452	—	—	25,349	166	6,731	142,088
Vanguard U.S. Growth Fund	565,646	155,357	33,962	1,816	185,243	200	26,318	874,100
Vanguard Windsor Fund	388,336	83,162	53,820	2,871	140,300	8,577	28,059	560,849
Vanguard Windsor II Fund	289,801	38,740	9,466	1,035	102,681	4,495	19,609	422,791
Total	1,918,784	401,258	111,986	6,441	637,071	19,851	118,184	2,851,568
1	Not applicable—purchases and sales are for temporary cash investment purposes.